Expense Example (USD $)	0 Months Ended
Mar. 01, 2013
(WFA Income Funds - Retail) | (WFA Emerging Markets Local Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 570
Expense Example, with Redemption, 3 Years	1,032
(WFA Income Funds - Retail) | (WFA Emerging Markets Local Bond Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	836
(WFA Income Funds - Retail) | (WFA International Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	550
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	1,662
(WFA Income Funds - Retail) | (WFA International Bond Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,814
(WFA Income Funds - Retail) | (WFA International Bond Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	2,104
(WFA Income Funds - Administrator) | (WFA Emerging Markets Local Bond Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	584
(WFA Income Funds - Administrator) | (WFA International Bond Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,177
(WFA Income Funds - Institutional) | (WFA Emerging Markets Local Bond Fund) | Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	508
(WFA Income Funds - Institutional) | (WFA International Bond Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
(WFA Income Funds - R6) | (WFA International Bond Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 821